Annual Total Returns - Fidelity Advisor Freedom 2065 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom 2065 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Class A
Bar Chart Table:
Annual Return 2020	16.98%